Segment reporting	9 Months Ended
Sep. 30, 2025
Segment reporting
Segment reporting

5.Segment reporting

The Group’s Executive Committee is identified as the chief operating decision maker (“CODM”) that reviews the Company’s internal reporting to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The CODM has identified three reportable and operating segments:

●	Nigeria;
●	SSA; and
●	Latam.

The basis of segmentation and measurement of segment financial information is consistent with that of the previous financial year and the corresponding interim reporting period except as noted below.

Middle East and North Africa, or MENA comprised our operations in Kuwait and Egypt. We sold our Kuwait operations in December 2024 and do not plan to commence operations in Egypt, therefore we had no operations in MENA as of December 31, 2024, and MENA is no longer a reportable segment after the 2024 financial year.

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

The CODM primarily uses a measure of Adjusted EBITDA (including by segment) as income/(loss) for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, net (reversal of impairment)/ impairment of withholding tax receivables, impairment of goodwill, business combination transaction costs, net impairment/(reversal of impairment) of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent, reversal of provision for decommissioning costs, net (gain)/loss on disposal of property, plant and equipment and right-of-use assets, share-based payment (credit)/expense, insurance claims, gain on disposal of subsidiary and certain other items that management believes are not indicative of the core performance of our business. The most directly comparable IFRS measure to Adjusted EBITDA is our income/(loss) for the period. The CODM also regularly receives information about the Group’s revenue, assets and liabilities. The Group has corporate costs which are not allocated to operating segments. Segment Adjusted EBITDA represents Adjusted EBITDA excluding unallocated corporate expenses.

There are no revenue transactions which occur between operating segments. Intercompany finance income, finance costs and loans are not included in the amounts below.

The segment’s assets and liabilities are comprised of all assets and liabilities attributable to the segment, based on the operations of the segment and the physical location of the assets, including goodwill and other intangible assets and are measured in the same way as in the financial statements. Other assets and liabilities that are not attributable to Nigeria, SSA and Latam segments consist principally of amounts excluded from specific segments including amounts related to costs incurred for and by Group functions not attributable directly to the operations of the reportable segments, share based payment and any amounts due on debt held at Group level as the balances are not utilized in assessing each segment’s performance.

Summarized financial information is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$'m	$'m	$'m	$'m	$'m

Three months ended September 30, 2025
Revenues from external customers	268.0	135.9	51.2	—	455.1
Segment Adjusted EBITDA	169.6	80.0	41.2	—	290.8

Three months ended September 30, 2024
Revenues from external customers	242.3	120.1	45.1	12.8	420.3
Segment Adjusted EBITDA	158.9	81.0	33.8	8.1	281.8

Nine months ended September 30, 2025
Revenues from external customers	799.7	384.5	143.8	—	1,328.0
Segment Adjusted EBITDA	519.2	224.8	110.3	—	854.3

Nine months ended September 30, 2024
Revenues from external customers	739.6	359.7	139.4	34.7	1,273.4
Segment Adjusted EBITDA	433.2	227.2	100.9	20.2	781.5

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Each segment's Adjusted EBITDA above includes the following items:

	Nigeria	SSA	Latam	MENA
	$'m	$'m	$'m	$'m

Three months ended September 30, 2025
Power generation	63.1	26.2	1.7	—
Staff costs	8.6	8.8	4.6	—
Tower repairs and maintenance	6.4	7.1	2.7	—

Three months ended September 30, 2024
Power generation	60.4	22.5	0.8	0.6
Staff costs	8.0	8.0	5.8	1.5
Tower repairs and maintenance	4.0	6.5	1.8	0.7

Nine months ended September 30, 2025
Power generation	180.8	73.9	3.7	—
Staff costs	26.4	25.4	14.7	—
Tower repairs and maintenance	16.1	19.7	7.5	—

Nine months ended September 30, 2024
Power generation	189.4	68.4	4.1	1.9
Staff costs	24.5	24.9	19.5	4.3
Tower repairs and maintenance	14.3	15.0	6.0	2.2

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Reconciliation of information on reportable segments to the amounts reported in the financial statements:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Segment Adjusted EBITDA	290.8	281.8	854.3	781.5
Unallocated corporate expenses(a)	(29.3)	(35.8)	(91.8)	(99.5)
Finance costs (note 9)	(101.7)	(350.8)	(330.3)	(2,163.2)
Depreciation and amortization (note 6 and 7)	(105.0)	(91.3)	(283.4)	(266.1)
Share‑based payment expense (note 7)	(6.0)	(1.8)	(20.0)	(9.9)
Other costs(b)	(13.1)	(1.8)	(21.7)	(8.1)
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)	(1.8)	(1.2)	(5.4)	(10.1)
Business combination costs (note 7)	(0.1)	(0.6)	(1.3)	(1.0)
Insurance claims	0.1	—	0.4	0.1
Net gain on disposal of property, plant and equipment and right-of-use assets (note 7)	(0.6)	1.3	0.4	3.6
Net reversal of impairment/(impairment) of withholding tax receivables (note 7)	24.9	(21.9)	37.8	(32.8)
Finance income (note 8)	130.2	25.7	186.3	49.7
Impairment of goodwill (note 7)	—	—	—	(87.9)
Impairment of assets held for sale (note 6)	—	(2.9)	—	(2.9)
Income/(loss) before income tax	188.4	(199.3)	325.3	(1,846.6)
(a)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.
(b)	Other costs for the three and nine months ended September 30, 2025, included one-off expenses related to strategic initiatives and operating systems of $0.8 million and $5.1 million respectively (three and nine months ended September 30, 2024: $0.7 million and $5.2 million respectively), costs related to internal reorganization of $1.8 million and $3.5 million respectively (three and nine months ended September 30, 2024: $0.9 million and $2.7 million respectively) and one-off professional fees related to financing of nil and $0.4 million respectively (three and nine months ended September 30, 2024: $0.1 million and $0.2 million respectively) and $8.6 million loss allowance in the Latam segment for the three and nine months ended September 30, 2025 following our customer Oi Brazil’s insolvency proceedings.

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Summarized segment assets and liabilities are as follows:

	Nigeria	SSA	Latam	MENA
	$'m	$'m	$'m	$'m

Segment assets
September 30, 2025	883.5	1,356.1	1,936.1	—
September 30, 2024(a)	864.3	1,373.7	1,950.6	176.1

Segment liabilities
September 30, 2025	316.6	885.2	525.0	—
September 30, 2024(a)	337.8	908.4	774.1	101.1

Additions of property, plant and equipment, right-of-use assets and intangible assets:
Three months ended September 30, 2025	41.7	31.3	23.0	—
Three months ended September 30, 2024	19.4	34.2	42.8	2.4
Nine months ended September 30, 2025	60.3	69.4	106.8	—
Nine months ended September 30, 2024	69.8	72.8	130.2	4.9
(a)	Revised for a correction to Property, plant and equipment (see note 21).

Revenue from two customers represents more than 10% of the Group’s total revenue as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024

Customer A	62%	62%	63%	61%
Customer B	15%	14%	15%	15%